Details of Significant Accounts	12 Months Ended
Dec. 31, 2022
Details of Significant Accounts
Details of Significant Accounts

6.Details of Significant Accounts

6(1) Cash and cash equivalents

	December 31, 2021	December 31, 2022
Petty cash	$1	$1
Checking accounts	1,882	1,279
Demand deposits	38,591	11,777
Time deposits	39,800	149,300
Others	179	259
	$80,453	$162,616

The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

6(2) Current financial assets at amortized cost

	December 31, 2021	December 31, 2022
Time deposits with maturities over three months	$—	$30,000

The Group has no financial assets at amortized cost pledged to others. As of December 31, 2021 and 2022, the amount of time deposits of $- and $30,000, respectively, were held at financial institutions located in Taiwan.

Information relating to credit risk of financial assets at amortized cost is provided in Note 12(3).

6(3) Accounts receivable

	December 31, 2021	December 31, 2022
Accounts receivable	$6,568	$7,756

A.The ageing analysis of accounts receivable is as follows:

	December 31, 2021	December 31, 2022
Not past due	$5,773	$6,062
Up to 30 days	508	851
31 to 90 days	121	327
91 to 180 days	138	417
Over 181 days	28	99
	$6,568	$7,756

The above ageing analysis was based on days overdue.

B.As at December 31, 2021 and 2022, accounts receivable were all from contracts with customers. And as at January 1, 2021, the balance of receivables from contracts with customers amounted to $ 5,509.
C.As at December 31, 2021 and 2022, without taking into account other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable was $ 6,568 and $ 7,756, respectively.
D.Information relating to credit risk of accounts receivable is provided in Note 12(3).

6(4)Other current assets

	December 31, 2021	December 31, 2022
Prepaid expenses	$254	$4,617
Others	45	88
	$299	$4,705

6(5) Property, plant and equipment

	2021
	Leasehold		Office
	improvements	Machinery	equipment	Total
At January 1
Cost	$473	$457	$24	$954
Accumulated depreciation	(296)	(193)	(13)	(502)
	$177	$264	$11	$452
Opening net book amount	$177	$264	$11	$452
Additions	34	97	23	154
Cost of disposals	(6)	(12)	—	(18)
Accumulated depreciation on disposals	6	12	—	18
Depreciation expense	(93)	(110)	(6)	(209)
Net exchange differences	5	5	—	10
Closing net book amount	$123	$256	$28	$407
At December 31
Cost	$516	$552	$48	$1,116
Accumulated depreciation	(393)	(296)	(20)	(709)
	$123	$256	$28	$407

	2022
	Leasehold			Office
	improvements	Machinery		equipment	Total
At January 1	$	$		$	$
Cost	516		552	48		1,116
Accumulated depreciation	(393)		(296)	(20)		(709)
	$123		$256	$28		$407
Opening net book amount	$123		$256	$28		$407
Additions	58		107	—		165
Cost of disposals	—		—	—		—
Accumulated depreciation on disposals	—		—	—		—
Depreciation expense	(119)		(119)	(9)		(247)
Net exchange differences	(11)		(24)	(1)		(36)
Closing net book amount	$51		$220	$18		$289
At December 31
Cost	$521		$602	$46		$1,169
Accumulated depreciation	(470)		(382)	(28)		(880)
	$51		$220	$18		$289

The Group has no property, plant and equipment pledged to others.

6(6) Leasing arrangements  —  lessee

A.	The Group’s leases various assets including buildings and business vehicles. Rental contracts are typically made for periods of 2 to 3 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Except that leased assets may not be used as security for borrowing purposes, leased assets may not be subleased, sold or borrowed to others or corporates in any methods.
B.	Short-term leases with a lease term of 12 months or less comprise offices located in United States, Japan, China and France. On December 31, 2020, 2021 and 2022, lease commitments for short-term leases amounted to $ 95, $ 112 and $ 152, respectively.
C.	The movements of right-of-use assets of the Group during the 2021 and 2022 are as follows:

	2021
	Buildings	Business vehicles	Total
At January 1
Cost	$776	$—	$776
Accumulated depreciation	(457)	—	(457)
	$319	$—	$319
Opening net book amount	$319	$—	$319
Additions	530	148	678
Cost of derecognition	(432)	—	(432)
Derecognized accumulated depreciation	432	—	432
Depreciation expense	(339)	(50)	(389)
Net exchange differences	11	1	12
Closing net book amount	$521	$99	$620
At December 31
Cost	$898	$149	$1,047
Accumulated depreciation	(377)	(50)	(427)
	$521	$99	$620

	2022
	Buildings	Business vehicles	Total
At January 1
Cost	$898	$149	$1,047
Accumulated depreciation	(377)	(50)	(427)
	$521	$99	$620
Opening net book amount	$521	$99	$620
Additions	137	76	213
Cost of derecognition	(137)	—	(137)
Derecognized accumulated depreciation	137	—	137
Depreciation expense	(361)	(95)	(456)
Net exchange differences	(45)	(9)	(54)
Closing net book amount	$252	$71	$323
At December 31
Cost	$809	$208	$1,017
Accumulated depreciation	(557)	(137)	(694)
	$252	$71	$323

D.	Lease liabilities relating to lease contracts:

	December 31, 2021	December 31, 2022
Total lease liabilities	$638	$338
Less: current portion (shown as ‘current lease liabilities’)	(449)	(251)
	$189	$87

E.	The information on profit and loss accounts relating to lease contracts is as follows:

	Years ended December 31,
	2020	2021	2022
Items affecting profit or loss
Interest expense on lease liabilities	$9	$9	$8
Expense on short-term lease contracts	292	391	383
	$301	$400	$391

F.	For the years ended December 31, 2020, 2021 and 2022, the Group’s total cash outflow for leases were $606, $ 793 and $ 848, respectively, including the interest expense on lease liabilities amounting to $ 9, $ 9 and $ 8, expense on short-term lease contracts amounting to $ 292, $ 391 and $ 383, and repayments of principal portion of lease liabilities amounting to $ 305, $ 393 and $ 457, respectively.

6(7) Intangible assets

	2021
		Other
	Software	intangible assets	Total
At January 1
Cost	$196	$3,257	$3,453
Accumulated amortization	(163)	(3,177)	(3,340)
	$33	$80	$113
Opening net book amount	$33	$80	$113
Additions	32	—	32
Cost of disposals	(153)	(3,177)	(3,330)
Accumulated amortization on disposals	153	3,177	3,330
Amortization charge	(20)	(27)	(47)
Net exchange differences	—	2	2
Closing net book amount	$45	$55	$100
At December 31
Cost	$78	$82	$160
Accumulated amortization	(33)	(27)	(60)
	$45	$55	$100

	2022
		Other
	Software	intangible assets	Total
At January 1
Cost	$78	$82	$160
Accumulated amortization	(33)	(27)	(60)
	$45	$55	$100
Opening net book amount	$45	$55	$100
Additions	78	15	93
Cost of disposals	(43)	—	(43)
Accumulated amortization on disposals	43	—	43
Amortization charge	(36)	(27)	(63)
Net exchange differences	(6)	(5)	(11)
Closing net book amount	$81	$38	$119
At December 31
Cost	$104	$89	$193
Accumulated amortization	(23)	(51)	(74)
	$81	$38	$119

Details of amortization on intangible assets are as follows:

	Years ended December 31,
	2020	2021	2022
Research and development expenses	$36	$47	$63

6(8) Financial liabilities at fair value through profit or loss

	December 31, 2021	December 31, 2022
Non-current items:
Warrant liabilities	$—	$8,431
Add: Valuation adjustment	—	(5,224)
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	105,469	—
Add: Valuation adjustment	153,761	—
	$259,230	$3,207

A.	Amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss are as follows:

	Years ended December 31,
	2020	2021	2022
Net losses recognized in profit or loss
Warrant liabilities	$—	$—	$5,224
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	(2,022)	(150,745)	(99,001)
	$(2,022)	$(150,745)	$(93,777)
Net losses recognized in other comprehensive income
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	$—	$(58)	$(7)

B.	Warrant liabilities
(a)

As part of Business Combination, Warrants sold and issued by Provident were automatically converted to Perfect Warrants. Each warrants entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 (in dollars) per share.

(b)

As of December 31, 2022 there were 20,850 thousand warrants outstanding, consisting of 11,500 thousand Public Warrants, 6,600 thousand Private Placement Warrants and 2,750 thousand Forward Purchase Warrants (as defined below). Each warrant is exercisable for one Perfect Class A Ordinary Share, in accordance with its terms.

Public Warrants

Provident sold an aggregate of 11,500 thousand Public Warrants in the Provident Initial Public Offering.

Private Placement Warrants

Provident privately issued and sold an aggregate of 6,600 thousand Private Warrants to the Sponsor simultaneously with the consummation of the Provident Initial Public Offering on January 7, 2021.

Forward Purchase Warrants

Pursuant to the Forward Purchase Agreements (FPA), Provident issued and sold to FPA Investors, an aggregate of 5,500 thousand Forward Purchase Shares and 2,750 thousand Forward Purchase Warrants in consideration for an aggregate purchase price of $55,000, as closed on October 27, 2022.

(c)	Movement in all kinds of Perfect warrants (Units: thousand warrants) are as follows:

		Private	Forward
	Public	Placement	Purchase
	Warrants	Warrants	Warrants
At January 1, 2022	—	—	—
Converted from Provident’s warrants as part of business combination	11,500	6,600	2,750
Exercised	—	—	—
At December 31, 2022	11,500	6,600	2,750

(d)	Redemption of Warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00 (in dollars).

Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except as described herein with respect to Perfect Private Placement Warrants):

(i)in whole and not in part (ii) at a price of $0.01 (in dollars) per warrant (iii)upon not less than 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”) and (iv) if, and only if, the last reported sale price of the Perfect Class A Ordinary Shares for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders (which the Company refers to as the “Reference Value”) equals or exceeds $18.00 (in dollars) per share.

(e)	Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00 (in dollars).

Once the Warrants become exercisable, the Company may redeem the outstanding warrants:

(i) in whole and not in part (ii) at $0.10 (in dollars) per warrant upon a minimum of 30 days’ prior written notice of redemption (iii) provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the table below, based on the redemption date and the “fair market value” of Perfect Class A Ordinary Shares (iv) if, and only if, the Reference Value equals or exceeds $10.00 (in dollars) per share and (v) if the Reference Value is less than $18.00 (in dollars) per share, Perfect Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Perfect Public warrants, as described above.

(f)	Private Placement Warrants

The Private Placement Warrants are identical to the Public Warrants and Forward Purchase Warrants except that Private Placement Warrants, so long as they are held by Provident Acquisition Holdings Ltd., (the “Sponsor”) or its permitted transferees, (i) will not be redeemable by the Company (ii) may not (including the Class A ordinary shares issuable upon exercise of these Private Placement Warrants), subject to certain limited exceptions, be transferred assigned or sold by the holder until 30 days after the completion of the Company’s initial Business Combination (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to certain registration rights.

If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as Public Warrants and Forward Purchase Warrants.

C.Financial liabilities designated as at fair value through profit or loss-Preferred share liabilities

(a)	The Company has issued a total of 242,331 thousand convertible preferred shares. In connection with the Recapitalization, the Company’s convertible preferred shares were canceled in exchange for 0.17704366 Perfect Class A or Class B ordinary shares on October 28, 2022. Please refer to Note 6(13) “Share capital” for information of the conversion.
(b)	As of December 31, 2021, the Company has issued a total of $ 105,000 of convertible preferred shares with no maturity for five rounds in total. The details are as follows:
i.	In the end of July 2017, the Company issued 31,427 thousand shares of convertible preferred shares (Series A) which was converted from convertible bonds that the Company issued on November 9, 2016. The Company issued $ 10,000 of convertible bonds with an interest rate of 0% per annum. The bonds matured 0.81 years from November 9, 2016 to August 31, 2017 and would be redeemed in cash at the face value at the maturity date. The bondholders have the right to ask for conversion of the bonds into convertible preferred shares of the Company. On July 7, 2017, the Board of Directors, during the meeting, resolved that if bondholders convert the bonds into the convertible preferred shares before the end of July 2017, all of the original bondholders would be granted a stock warrant (Series A warrant) on a pari passu basis to purchase a certain quantity of additional preferred shares at the initial conversion price, to be fully exercised prior to the end of May 2018. The Series A warrant could subscribe preferred shares (Series A) ata2 for1 basis. The convertible bonds were fully converted into convertible preferred shares (Series A) in the end of July 2017. However, the Company reissued stock warrants with same conditions to replace the initial stock warrants, which were exercisable by November 30, 2018, as resolved at the meeting of the Board of Directors on May 31, 2018.
ii.	On October 17, 2017, the Company issued 47,140 thousand shares of convertible preferred shares (Series A-1) with a total issuance amount of $ 15,000.
iii.	On November 19, 2018, the Company issued 15,713 thousand shares of convertible preferred shares (Series A) which were wholly-acquired by the holders of stock warrants (Series A warrant) with a total exercise price of $ 5,000. All series A warrants has been exercised.
iv.	On July 8, 2019, the Company issued 73,206 thousand shares of convertible preferred shares (Series B) with a total issuance amount of $ 25,000.
v.	On December 11, 2020, the Company issued 74,844 thousand shares of convertible preferred shares (Series C-1 and C-2) with a total issuance amount of $ 50,000.
(c)	The issuance of convertible preferred shares by the Company amounting to $ 259,230 and $ - was recognized under ‘financial liabilities designated as at fair value through profit or loss on initial recognition on December 31, 2021 and 2022, respectively, due to their compound instrument feature.
(d)	When the Company issued the convertible preferred shares (Series C-1 and C-2), some of the issuance terms were amended. The initial convertible preferred shareholders (Series A, Series A-1 and Series B) can apply the issuance terms retrospectively. Please refer to the Redemption rights section below for details.
(e)	The rights, preferences and privileges of the preferred shares are as follows:

Liquidation preferences

(a)	In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or any Deemed Liquidation Event, the assets of the Company or the consideration of the Deemed Liquidation Event available for distribution to its shareholders, as the case may be, shall be distributed among the shareholders.
(b)	The convertible preferred shares should be repaid first at 150% of the issuing price but with the residual value as the limit. The ranking of claims are holders of convertible preferred shares (Series C), holders of convertible preferred shares (Series B) and holders of convertible preferred shares (Series A).
(c)	If a merger or reorganization of the Company occurred, such events shall be deemed as Deemed Liquidation Event. The majority of convertible preferred shareholders, voting as a single class, may elect not to apply the process of liquidation in the event of a Deemed Liquidation Event. Thus, if an uncertain event occurred in the future, the Company has a contractual obligation to deliver cash to convertible preferred shareholders.

Conversion rights

(a)	The conversion price of the convertible preferred shares is the initial acquisition price, and is subject to adjustments if the condition of the anti-dilution provision occurs subsequently. The conversion price will be reset based on the pricing model specified in the terms of conversion. Accordingly, the Company has a contractual obligation to deliver a variable number of its own equity instruments to convertible preferred shareholders.
(b)	The convertible preferred shareholders have the right to ask for conversion of the preferred shares into common shares of the Company from the issuance date. The rights and obligations of the new shares converted from the preferred shares are the same as the issued and outstanding common shares.
(c)	Without any action being required by the holder, each preferred share should automatically be converted into one common share (i) immediately upon the closing of an IPO, based on the applicable conversion price in effect at the time of the closing of such IPO; (ii) at the election of holders of a majority of the preferred shares and their conversion shares if converted, voting as a single class on an as-converted to common share but not fully-diluted basis; or (iii) if the Board of Directors duly approves in accordance with the shareholders agreement and these articles the commencement of an IPO process by the Company in Taiwan.
(d)	The diluted effect of preferred shares as of December 31, 2021 and 2022 was 242,331 thousand and 0 shares, respectively.

Redemption rights

(a)	In the following events, the convertible preferred shareholders have the right to require the Company to redeem convertible preferred shares:
i.	Before 2026 ends, if the Company does not publicly issue shares at specific price, sell at least half of the business or the first majority shareholder sells its shares, the holders of convertible preferred shares (Series C) could exercise its redeemable right;
ii.	If there’s any material breach by the Company, in contravention of any applicable laws, fraud or the main holders of convertible preferred shares (Series B) exercise its redeemable rights, all the holders of convertible preferred shares could exercise the redemption right;
iii.	If there’s any material breach by the Company of the Business Cooperation Agreement, then the main holders of convertible preferred shares (Series B) should be entitled to the right to exercise its redemption rights.

The principal terms of Business Cooperation Agreement are as follows:

(1)	The Company’s operations in mainland China should be discussed with the holder of convertible preferred shares (Series B) before commencement, and the Company shall engage the holder of convertible preferred shares (Series B) as the priority business partner.
(2)	If the following conditions are met, the holder of convertible preferred shares (Series B) shall engage the Company as the priority business partner in beauty & cosmetic augmented reality business:
(i)	The Company maintains its position as leading company in the industry.
(ii)	The holder of convertible preferred shares (Series B) holds the Company’s shares more than 10% of total shares.
iv.	If the Company or subsidiary in Taiwan violates the PRC Investment Regulation, the main holders of the convertible preferred shares (Series C) could exercise the redemption right.
v.	At any time after the occurrence of any of the abovementioned events, any Series A Holder, Series B Holder and Series C Holder may give a written notice (Redemption Notice) to the Company requesting redemption by the Company of all or part of its Equity Securities in the Company in accordance terms and conditions set forth in the Shareholders Agreement. If any Series A Holder, Series B Holder or Series C Holder exercises its right to require redemption by the Company of its Equity Securities, the Company should notify all other Series A Holders, Series B Holders and Series C Holders within ten calendar days after receipt of the Redemption Notice, and such Series A Holders, Series B Holders and Series C Holders may within ten calendar days thereafter elect to request the Company to redeem any or all of the outstanding Equity Securities of the Company held by them.
(b)The redemption price for each redemption share redeemed should be:
i.	In scenario (a)i, (a)ii and (a)iv, the Company should redeem the preferred shares at the initial issuance price plus 8% compound interest and dividends declared not paid yet;
ii.	In scenario (a)iii, the Company should redeem the preferred shares at the initial issuance price plus 20% interest and dividends declared not paid yet.

Voting rights

(a)	Each shareholder shall be entitled to cast the number of votes equal to the number of the common shares and the number of the common shares into which the preferred shares it holds are convertible as of the record date for determining the shareholders entitled to vote on such matter or, if no record date is specified, as of the date of such vote.
(b)	In the event that prior to the consummation of an IPO, the holders of at least a majority of the preferred shares on an as converted to common share but not fully-diluted basis (collectively, the “Dragging Shareholders”) approve a transaction or a series of related transactions, in which a person, or a group of related persons, acquires a majority of the equity securities, assets, undertaking or voting power of the Company (either by way of transfer, acquisition, merger, consolidation, scheme of arrangement, amalgamation or otherwise) at a specific price agreed in Series C Preferred Share Subscription Agreement, then each shareholder and the Company shall sell the equity securities of the Group.

Dividends

(a)	The Company should not declare, pay or set aside any dividends on shares unless preferred shares holders has received non-cumulative dividends. The ranking of claims are holders of convertible preferred shares (Series C), holders of convertible preferred shares (Series B), holders of convertible preferred shares (Series A), and the holders of common shares.
(b)	The non-cumulative dividends should be declared at the simple rate of four percent (4%) or of the amount each preferred shareholder would have received had the Company distributed the dividends to all shareholders on a pro rata basis, prior and in preference to any other shareholders, whichever is higher.
(c)	The dividends payable on each common share issuable upon the conversion of a preferred share, calculated on the record date for determination of holders entitled to receive such dividend.

Business Cooperation Agreement (Series B only)

The Company entered into a Business Cooperation Agreement with the main holders of convertible preferred shares (Series B) under the initial preferred share contract. In the event of any material breach of the Business Cooperation Agreement by the Group, the main holders of convertible preferred shares (Series B) have the right to require the Company to redeem convertible preferred shares at the initial issuance price plus 20% interest and dividends declared not paid yet.

6(9) Other payables

	December 31, 2021	December 31, 2022
Employee bonus	$3,766	$4,038
Payroll	1,934	2,130
Remuneration to directors and supervisors	—	53
Promotional fees	851	1,039
Professional service fees	1,358	1,371
Sales VAT payables	225	175
Post and telecommunications expenses	178	173
Others	394	329
	$8,706	$9,308

6(10) Provisions

	2021	2022
	Warranty	Warranty
At January 1	$480	$1,058
Additional provisions	734	897
Used during the year	(148)	-
Net exchange differences	(8)	(100)
At December 31	$1,058	$1,855

Analysis of total provisions:

	December 31, 2021	December 31, 2022
Current	$1,058	$1,855

The Group enters into the contract with customers with warranties on services provided. The warranties (loss indemnification) provide customers with assurance that the related services will function as agreed by both parties. Provision for warranty is estimated based on historical warranty data, other known events and management’s judgement. The Group recognizes such expenses within ‘Cost of sales and services’ when related services are provided. Any changes in industry circumstances might affect the provisions. Provisions shall be paid when the payment is actually claimed.

6(11) Pensions

A.Defined benefit plan
(a)	The Group’s subsidiary, Perfect Mobile Corp. (Taiwan), was incorporated in Taiwan, which has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular foreign employees’ service years. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. Perfect Mobile Corp. (Taiwan) contributes monthly an amount equal to 2% of the employees’ monthly salaries and wages to the retirement fund deposited with Bank of Taiwan, the trustee, under the name of the independent retirement fund committee. Also, Perfect Mobile Corp. (Taiwan) would assess the balance in the aforementioned labor pension reserve account by December 31, every year. If the account balance is insufficient to pay the pension calculated by the aforementioned method, to the employees expected to qualify for retirement in the following year, Perfect Mobile Corp. (Taiwan) will make contributions for the deficit by next March.
(b)The amounts recognized in the balance sheet are as follows:

	December 31, 2021	December 31, 2022
Present value of defined benefit obligations	$(113)	$(84)
Fair value of plan assets	9	11
Net defined benefit liability	$(104)	$(73)

(c)Movements in net defined benefit liability are as follows:

	2021
	Present value
	of defined benefit	Fair value of	Net defined
	obligations	plan assets	benefit liability
At January 1	$(84)	$7	$(77)
Current service cost	(2)	—	(2)
	(86)	7	(79)
Remeasurements:
Change in demographic assumptions	(8)	—	(8)
Change in financial assumptions	16	—	16
Experience adjustments	(32)	—	(32)
	(24)	—	(24)
Pension fund contribution	—	2	2
Net exchange differences	(3)	—	(3)
Balance at December 31	$(113)	$9	$(104)

	2022
	Present value
	of defined benefit	Fair value of	Net defined
	obligations	plan assets	benefit liability
At January 1	$(113)	$9	$(104)
Current service cost	(2)	—	(2)
Interest (expense) income	(1)	—	(1)
	(116)	9	(107)
Remeasurements:
Return on plan assets	—	1	1
Change in demographic assumptions	(8)	—	(8)
Change in financial assumptions	10	—	10
Experience adjustments	19	—	19
	21	1	22
Pension fund contribution	—	2	2
Net exchange differences	11	(1)	10
Balance at December 31	$(84)	$11	$(73)

(d)

The Bank of Taiwan was commissioned to manage the Fund of Perfect Mobile Corp. (Taiwan)’s defined benefit pension plan in accordance with the Fund’s annual investment and utilization plan and the “Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund” (Article 6: The scope of utilization for the Fund includes deposit in domestic or foreign financial institutions, investment in domestic or foreign listed, over-the-counter, or private placement equity securities, investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the Fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year time deposits with the interest rates offered by local banks. If the earnings is less than aforementioned rates, government shall make payment for the deficit after being authorized by the Regulator. Perfect Mobile Corp. (Taiwan) has no right to participate in managing and operating that fund and hence Perfect Mobile Corp. (Taiwan) is unable to disclose the classification of plan assets fair value in, accordance with IAS 19 paragraph 142. The composition of fair value of plan assets as of December 31, 2021 and 2022 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.

(e)	The principal actuarial assumptions used were as follows:

	Years ended December 31,
	2021	2022
Discount rate	1.00%	1.50%
Future salary increases	3.00%	3.00%

Future mortality rate was estimated based on the 5th Taiwan Standard Ordinary Experience Mortality Table.

Because the main actuarial assumption changed (mainly on discount rate and future salary increase rate), the present value of defined benefit obligation is affected. The analysis was as follows:

	Discount rate		Future salary increases
	Increase	Decrease	Increase	Decrease
	0.25%	0.25%	0.25%	0.25%
December 31, 2021
Effect on present value of defined benefit obligation	$(7)	$7	$7	$(7)
December 31, 2022
Effect on present value of defined benefit obligation	$(5)	$5	$5	$(5)

The sensitivity analysis above is based on one assumption which changed while the other conditions remain unchanged. In practice, more than one assumption may change all at once. The method of analyzing sensitivity and the method of calculating net pension liability in the balance sheet are the same.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the previous period.

(f)	Expected contributions to the defined benefit pension plans of Perfect Mobile Corp. (Taiwan) for the year ending December 31, 2023 amount to $5.
(g)	As of December 31, 2022, the weighted average duration of the retirement plan is 24 years. The expected timing of the future pension payment was as follows:

Within 1 year	$—
1-5 year(s)	—
Over 5 years	122
$122

B.	Defined contribution plans
(a)	Perfect Mobile Corp. (Taiwan) has established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act (the “Act”), covering all regular employees with R.O.C. nationality. Under the New Plan, Perfect Mobile Corp. (Taiwan) contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment.
(b)	The pension costs under defined contribution pension plan of Perfect Mobile Corp. (Taiwan) for the years ended December 31, 2020, 2021 and 2022 were $389, $468, and $ 501, respectively.
(c)	The pension costs under local government law of other foreign subsidiaries for the years ended December 31, 2020, 2021 and 2022 were $90, $143, and $ 172, respectively.

6(12)Share-based payment

A.	Share Incentive Plan

On December 13, 2021, the Board approved and adopted the Share Incentive Plan to issue stock option of 30,000 thousand units.Prior to the recapitalization, each unit was eligible to subscribe for one Perfect Common Share.

In connection with the Recapitalization, an equitable adjustment has been made to the exercised price, number of shares and class of shares to be issued. The exercised price are changed from $0.7 (in dollars) to $3.95 (in dollars) per share. The maximum aggregate number of the Common Shares that may be issued upon exercise of all options to be granted under the Share Incentive Plan are 5,311 thousand Common Shares. After the recapitalization, 5.65 units are eligible to subscribe for one Perfect Common Share.

(a)For the year ended December 31, 2022, the Group’s Share Incentive Plan’s terms and condition were as follows:

	Type of		Maximum terms of
Plan	arrangement	Settled by	option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

(b)Movements of outstanding options under Share Incentive Plan are as follows:

	2022
		Weighted- average
	No. of options	exercise price per share
	(units in thousands)	(in dollars)
Options outstanding at January 1	—	$—
Options granted	12,103	3.95
Options forfeited	(448)	3.95
Options exercised	—	—
Options outstanding at December 31	11,655	3.95
Options exercisable at December 31	—

(c)The weighted-average exercise price of stock options at exercise dates for the years ended December 31, 2022 was $3.95 (in dollars) per share.
(d)As of December 31, 2022, the exercise prices of stock options outstanding was $3.95 (in dollars) per share; the weighted-average remaining contractual period was 4.06 years.
(e)The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Adjusted
		Adjusted	exercise
		stock price	price per	Expected			Risk-free	Fair value
	Grant	per share	share	price	Expected	Expected	interest	per unit
Plan	date	(in dollars)	(in dollars)	volatility	option life	dividends	rate	(in dollars)
Share Incentive Plan	2022.1.21	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$0.4893

Note: Expected price volatility rate was estimated by using historical volatility record of similar entities as the stock had no quoted market price.

B.	Incentive Stock Option Plan

The Board of the Company has established two stock option plans, 2015 Incentive Stock Option Plan and 2018 Incentive Stock Option Plan (“Inventive Stock Option Plan”).

On November 22, 2021, the Company declared a notice pursuant to its Incentive Stock Option Plan. Based on the notice, all the unvested option shares granted by the Company to optionee becomes fully vested on November 22, 2021. The optionee may exercise the vested options within one month after November 22, 2021. Any options that are not exercised within such one month period shall be deemed cancelled and forfeited upon expiration of such period on December 22, 2021.On January 24, 2022, the Company has completed the conversion of 26,629 thousand of option shares to Perfect Common Shares and converted to Perfect Class A or Class B Ordinary Shares in connection with the Recapitalization.

(a)The following table illustrate the Group’s Incentive Stock Option plan’s original terms and condition:

	Type of		Maximum terms of
Plan	Arrangement	Settled by	option granted	Vesting conditions
2015 Incentive Stock Option Plan	Employee stock options	Equity	Four years and one month	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
2018 Incentive Stock Option Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

(b)Movement of the Group’s Inventive Stock Option Plan prior to Recapitalization are as follows:

	2020		2021		2022
		Weighted-		Weighted-		Weighted-
	No. of options	average exercise	No. of options	average exercise	No. of options	average exercise
	(units in	price	(units in	price	(units in	price
	thousands)	(in dollars)	thousands)	(in dollars)	thousands)	(in dollars)
Options outstanding at January	24,550	$0.17	23,046	$0.18	26,629	$0.21
Options granted	—	—	8,388	0.27	—	—
Options forfeited	(399)	0.17	(1,681)	0.22	—	—
Options exercised	(1,105)	0.10	(3,124)	0.10	(26,629)	0.21
Options outstanding at December 31	23,046	0.18	26,629	0.21	—	—
Options exercisable at December 31	7,881		26,629		—	—

(c)The weighted-average exercise price of stock options for the years ended December 31, 2020, 2021 and 2022 were all $0.1 ~ $0.3 (in dollars).

(d)As of December 31, 2020 and 2021, the range of exercise prices of stock options outstanding were all $0.1 ~ $0.3 (in dollars); the weighted-average remaining contractual period was 1.71 ~ 3.33 years and 0 year, respectively.

(e)The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

	Range of stock	Exercise	Range of	Expected		Range of risk	Range of fair
	price	price	expected price	option	Expected	free interest	value per unit
Plan	(in dollars)	(in dollars)	volatility	life	dividends	rate	(in dollars)
2015 Incentive Stock Option Plan	$0.0564~0.1777	$0.1000	39.29%~42.25%	3.42	0.00%	0.45%~2.79%	$0.0080~0.0947
2018 Incentive Stock Option Plan	0.1689~0.8931	0.3000	39.16%~53.27%	3.88	0.00%	0.58%~2.29%	0.0228~0.6397

Note:Expected price volatility rate was estimated by using historical volatility record of similar entities as the stock has no quoted market price.

C.	Expenses incurred on share-based payment transactions are shown below:

	Years ended December 31,
	2020	2021	2022
Equity settled	$336	$1,782	$2,175

D.	The Group has service agreements with its Board of Directors to grant them awards of the Company’s Ordinary Shares at a fixed monetary value. Expense incurred for the year-ended December 31, 2022 was $58.
E.	Shareholder Earnout

The Company executed additional capitalization by way of the potential issuance of Earnout Shares for Perfect shareholders. In accordance with Shareholder Earnout terms and conditions contemplated by the Business Combination Agreement, 3,000 thousand, 3,000 thousand and 4,000 thousand of the Shareholder Earnout Shares are issuable if over any 20 trading days within any 30-trading-day period during the Earnout Period when the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), $13.00 (in dollars) and $14.50 (in dollars), respectively.

Shareholder Earnout Shares are considered a potential contingent payment agreement with Shareholders, based on a market condition without link to service. Fair value of the Shareholder Earnout Shares is already reflected in Provident’s  publicly quoted price that has been used to derive the estimated fair value of Perfect Ordinary Shares. It is included in the estimated fair value of the Perfect Ordinary shares as of the date of the recapitalization that was used to compute the listing charge. Accordingly, no separate adjustment to record fair value of the Shareholder Earnout is considered necessary, because the estimated fair value of such shares is already presumed to be reflected in the fair value of the Perfect shares. Please refer to Note 6(26) “Recapitalization”.

F.	Sponsor Earnout

In connection with the Business Combination Agreement, the Company entered into a Sponsor Letter Agreement pursuant to which it agreed to issue Earnout shares to the Sponsors. Subject to the terms and conditions contemplated by the Sponsor Letter Agreement, upon the occurrence of specific Sponsor Earnout Event (as defined below) from October 28, 2022 to October 28, 2027 (“Earnout Period”), Perfect will issue Perfect Class A Ordinary Shares of up to 1,175,624 Class A Ordinary Shares(the “Sponsor Earnout Promote Shares”) to Sponsor, with (a) 50% of the Sponsor Earnout Promote Shares issuable if over any 20 trading days within any thirty-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), and (b) 50% of the Sponsor Earnout Promote Shares issuable if over any twenty (20) trading days within any thirty-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00 (in dollars). None of these conditions had been met in the period up through December 31, 2022.

Sponsor Earnout Promote Shares are considered a potential contingent payment agreement with Sponsor, based on a market condition without link to service. Thus, expense was recorded immediate on the grant date. Expense recorded for the year ended December 31, 2022 was $8,849. Please refer to Note 6(26) “Recapitalization”.

The expense was recognized under fair value and the Monte Carlo Simulation Model was used to estimate the fair value of Sponsor Earnout Promote Shares granted. Assumptions used in calculating the fair value are disclosed as follows:

Sponsor
Earnout
Shares
Expected dividend yield (%)	0.00%
Expected volatility	70.00%
Risk free interest rate	4.19%
Expected life (years)	5

6(13) Share capital

As of December 31, 2022, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by board of directors. The paid-in capital was $11,826, consisting of 101,475 thousand Class A Ordinary Shares and 16,789 thousand Class B Ordinary Shares with a par value of $0.1 (in dollars) per share. All proceeds from shares issued have been collected.

Perfect Class A Ordinary shares

Perfect Class A Ordinary shares have a par value of $0.1 (in dollars). Amounts received above the par value are recorded as share premium. Each holder of Perfect Class A ordinary shares will be entitled to one vote per share. Class A Ordinary Shares are listed on NYSE under the trading symbol “PERF”.

Perfect Class B Ordinary shares

Perfect Class B Ordinary shares have a par value of $0.1 (in dollars). Perfect Class B Ordinary Shares have the same rights as Perfect Class A Shares except for voting and conversion rights. Each Perfect Class B Ordinary Shares is entitled to 10 votes and is convertible into Perfect Class A Ordinary Shares at any time by the holder thereof. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B Ordinary Share delivering a written notice to the Company that such holder elects to convert a specified number of Class B Ordinary Shares into Class A Ordinary Shares. Each Class B Ordinary Share shall, automatically and immediately, without any further action from the holder thereof, convert into one Class A Ordinary Share when it ceases being beneficially owned by any of the Principals. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.

The following table illustrates movement for the Company’s share capital:

				Perfect Class A		Perfect Class B
		Common Shares		Ordinary Shares		Ordinary Shares		Total
		Shares		Shares		Shares
	Note	(in thousand)	Amount	(in thousand)	Amount	(in thousand)	Amount	Amount
At January 1, 2020		313,562	$31,356	—	$—	—	$—	$31,356
Employee stock option exercised		1,105	111	—	—	—	—	111
Shares retired	B	(16,270)	(1,627)	—	—	—	—	(1,627)
At December 31, 2020	A	298,397	29,840	—	—	—	—	29,840
Employee stock option exercised		3,124	312	—	—	—	—	312
At December 31, 2021	A	301,521	30,152	—	—	—	—	30,152
Employee stock option exercised		26,629	2,663	—	—	—	—	2,663
Conversion as part of recapitalization	C	(328,150)	(32,815)	84,211	8,421	16,789	1,679	(22,715)
Shares Issuance to exchange Provident outstanding shares	D	—	—	17,264	1,726	—	—	1,726
At December 31, 2022		—	$—	101,475	$10,147	16,789	$1,679	$11,826

A.	The Company’s authorized capital was $82,000, consisting of 820,000 thousand shares of stock (including 45,000 thousand shares reserved for employee stock options as of December 31, 2020 and 2021.

As of December 31, 2020 and 2021, the Company’s paid-in capital was $29,840 and $30,152, consisting of 298,397 and 301,521 thousand shares of ordinary stock with a par value of $0.1 (in dollars) per share. All proceeds from shares issued have been collected.

B.

On December 11, 2020, the Board of Directors resolved to repurchase the Company’s outstanding common shares. These shares amounted to 16,270 thousand shares with a consideration in the amount of $10,000 was repurchased from the Company’s employees. The shares were retired on December 18, 2020. There were no shares repurchased by the Company in 2021.

C.

Pursuant to the Business Combination Agreement, dated as of March 3, 2022, the outstanding Perfect Preferred Shares were automatically converted into Perfect Common Shares, then immediately such shares were canceled in exchange for 0.17704366 Perfect Class A and Class B ordinary shares on the Closing Date. The exchange of the Perfect Shares for the Perfect Class A and Class B ordinary shares is reflected in the table below.

	Number of shares			Number of shares
Share type	(in thousand)		Share type	(in thousand)
before share	before share		after share	after share
combination	combination	Conversion ratio	conversion	conversion
Common shares	241,650	0.17704366	Class A Ordinary Shares	42,782
Preferred share	234,003			41,429
Subtotal	475,653			84,211
Common shares	86,500	0.17704366	Class B Ordinary Shares	15,314
Preferred share	8,328			1,475
Subtotal	94,828			16,789
Total	570,481			101,000

In connection with the Recapitalization, the excess of the par value of the Perfect Common Shares and fair value of the Perfect Preferred shares on the Closing Date over the par value of the Perfect Class A and Class B Ordinary Shares were recognized as additional paid-in capital.

The following table illustrates the reconciliation of additional paid-in capital due to the conversions of the Perfect Shares and the Perfect Class A and Class B Ordinary Shares:

Additional
paid-in capital
Par value of the Perfect Common Shares	$32,815
Fair value of the Perfect Preferred Shares on the Closing Date	358,238
Par value of the Class A and Class B Ordinary Shares	(10,100)
Subtotal	380,953
Listing expense	65,264
$446,217

D.

In connection with the closing of the Business Combination, the Company issued (i) 17,264 thousand Perfect Class A Ordinary Share with a par value of $0.1 (in dollars) to former holders of Provident Ordinary Shares, including (a) 1,349 thousand Class A Ordinary Share to Public Shareholders who did not exercise their right to redeem any Provident Public Shares before the Closing, (b) 5,415 thousand Class A Ordinary Shares to the Sponsor and three directors and two advisors of Provident (c) 5,500 thousand Class A Ordinary Shares to FPA Investors and (d) 5,000 thousand Class A Ordinary Shares to PIPE Investors. (ii) 20,850 thousand Warrant to holders of Public Warrants, Private Placement Warrants and Forward Purchase Warrants for a total amount of $112,893.

The excess cash received over the par value of the Class A Ordinary Shares and the fair value of the warrants are accounted under the Company’s additional paid-in capital. The following table illustrates the reconciliation of the additional paid-in capital due to issuance of the Company’s Ordinary Shares.

Additional
paid-in capital
Proceed received upon recapitalization	$112,893
Par value of the Class A Ordinary Shares	(1,726)
Fair value of the warrants at the Closing Date	(8,430)
Transactional cost (presented as accrued expense of Provident at Closing)	(500)
$102,237

Please refer to Note 6(26) “Recapitalization” for Private Placement Investor and Forward Purchase Agreement Investor. Please refer to Note 6(8) “Financial liability at fair value through profit or loss” for Forward Purchase Warrants.

6(14) Capital surplus

Except as required by the Company’s Articles of Incorporation or Cayman’s law, capital surplus shall not be used for any other purpose but covering accumulated deficit. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

The following tables illustrates the detail of Capital Surplus

	December 31, 2021	December 31, 2022
Additional Paid-in Capital	$308	$554,209
Other
Employees’ stock option cost	2,563	2,162
Directors’ share-based compensation	—	58
Subtotal	2,563	2,220
	$2,871	$556,429

The movement of the Additional Paid-in Capital for the year ended 2022 are as follows:

Additional
paid-in capital
At January 1, 2022	$308
Issuance of the Perfect Class A Ordinary Shares	102,237
Conversion of Perfect common shares as part of the Recapitalization	380,953
Adjustment to the equity – listing expense	65,264
Employee stock options exercised	5,447
At December 31, 2022	$554,209

In connection with the Recapitalization, the Company recognized additional paid-in capital of $446,217 due to conversion of Perfect Common Shares of $380,953 and the adjustment to the equity of $65,264. Please refer to Note 6(13) “Share capital” and Note 6 (26) “Recapitalization”.

6(15) Accumulated deficits

Under the Company’s Articles of Incorporation, distribution of earnings would be based on the Company’s operating and capital needs.

6(16) Revenue

	Years ended December 31,
	2020	2021	2022
Revenue from contracts with customers	$29,873	$40,760	$47,300

A.Disaggregation of revenue from contracts with customers
(a)	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

	United
2020	States	Japan	France	Others	Total
Revenue from external customer contracts	$14,965	$3,236	$3,219	$8,453	$29,873
Timing of revenue recognition
At a point in time	$5,711	$961	$1,102	$2,955	$10,729
Over time	9,254	2,275	2,117	5,498	19,144
	$14,965	$3,236	$3,219	$8,453	$29,873

	United
2021	States	Japan	France	Others	Total
Revenue from external customer contracts	$20,173	$4,520	$3,206	$12,861	$40,760
Timing of revenue recognition
At a point in time	$5,114	$676	$771	$2,331	$8,892
Over time	15,059	3,844	2,435	10,530	31,868
	$20,173	$4,520	$3,206	$12,861	$40,760

	United
2022	States	Japan	France	Others	Total
Revenue from external customer contracts	$24,291	$4,717	$3,431	$14,861	$47,300
Timing of revenue recognition
At a point in time	$5,126	$871	$590	$1,979	$8,566
Over time	19,165	3,846	2,841	12,882	38,734
	$24,291	$4,717	$3,431	$14,861	$47,300

(b)	Alternatively, the disaggregation of revenue could also be distinct as follows:

	Years ended December 31,
	2020	2021	2022
AR/AI cloud solutions and Subscription	$17,402	$29,470	$36,915
Licensing	10,679	8,857	8,432
Advertisement	1,742	2,398	1,819
Others (Note)	50	35	134
	$29,873	$40,760	$47,300

Note: Others are immaterial revenue streams to the Company.

(c)	The revenue generated from AR/AI cloud solutions was $11,600, $17,834, and $ 20,685 for the years ended December 31, 2020, 2021 and 2022.
B.	Contract assets and liabilities
(a)	The Group has recognized the following revenue-related contract assets mainly arose from unbilled receivables and contract liabilities mainly arose from sales contracts with receipts from customers in advance. Generally, the contract period is one year, the contract liabilities are reclassified as revenue within the following one year after the balance sheet date.

	December 31, 2021	December 31, 2022
Contract assets:
Unbilled revenue	$—	$3,660
Contract liabilities:
Advance sales receipts	$9,021	$13,024

(b)	Revenue recognized that was included in the contract liability balance at the beginning of the period

	Years ended December 31,
	2020	2021	2022
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$2,518	$4,782	$8,831

(c)	Unsatisfied contracts

Aggregate amount of the transaction price allocated to contracts that are partially or fully unsatisfied as of December 31, 2021 and 2022, amounting to $ 25,825 and $ 23,653, respectively. The Group expects that 90% of the transaction price allocated to the unsatisfied contracts as of December 31, 2022, are expected to be recognized as revenue in the 2023 financial year. The remaining 10% is expected to be recognized as revenue from 2024 to 2027.

6(17) Interest income

	Years ended December 31,
	2020	2021	2022
Interest income from bank deposits	$126	$131	$1,977
Interest income from financial assets at amortized cost	117	—	52
	$243	$131	$2,029

The nature of interest income from financial assets at amortized cost was time deposits with maturity over three months.

6(18) Other income

	Years ended December 31,
	2020	2021	2022
Subsidy from government	$178	$21	$1
Others	13	97	74
	$191	$118	$75

6(19) Other gains and losses

	Years ended December 31,
	2020	2021	2022
Foreign exchange (losses) gains	$(770)	$(893)	$1,303
Losses on financial liabilities at fair value through profit or loss	(2,022)	(150,745)	(93,777)
	$(2,792)	$(151,638)	$(92,474)

Please refer to Note 6(8) for details of losses on financial liabilities at fair value through profit or loss.

6(20) Finance costs

	Years ended December 31,
	2020	2021	2022
Interest expense – lease liabilities	$9	$9	$8

6(21) Costs and expenses by nature

	Years ended December 31,
	2020	2021	2022
Cost of goods sold	$11	$2	$39
Employee benefit expenses	18,039	23,472	27,300
Promotional fees	6,511	10,841	7,517
Service providing expenses	2,548	4,286	5,518
Professional service fees	2,482	3,753	8,537
Warranty cost	780	734	897
Depreciation of right-of-use assets	306	389	456
Depreciation of property, plant and equipment	150	209	247
Insurance expenses	63	82	459
Amortization of intangible assets	36	47	63
Listing expense	—	—	65,264
Others	1,788	1,982	2,077
	$32,714	$45,797	$118,374

6(22) Employee benefit expenses

	Years ended December 31,
	2020	2021	2022
Wages and salaries	$15,698	$19,328	$22,083
Remuneration to directors and supervisors	—	—	112
Employee insurance fees	1,105	1,218	1,376
Pension costs	480	613	676
Employee stock options	336	1,782	2,117
Other personnel expenses	420	531	936
	$18,039	$23,472	$27,300

6(23) Income tax

A.	Income tax expense

	Years ended December 31,
	2020	2021	2022
Current income tax:
Current tax expense recognized for the current period	$371	$300	$390
Prior year income tax (over) under estimation	(50)	9	3
Total current tax	321	309	393
Deferred income tax:
Origination and reversal of temporary differences	(86)	(47)	(101)
Taxable losses	150	155	—
Total deferred income tax	64	108	(101)
Income tax expense	$385	$417	$292

B.	Reconciliation between income tax expense and accounting loss:

	Years ended December 31,
	2020	2021	2022
Tax calculated based on loss before tax and statutory tax rate (Note)	$(418)	$(1,132)	$(368)
Effects from items disallowed by tax regulation	208	32	46
Effects from non-deductible offshore income tax	193	110	147
Tax exempt income by tax regulation	(14)	—	—
Temporary difference not recognized as deferred income tax assets	150	497	141
Prior year income tax (over) under estimation	(50)	9	3
Taxable loss not recognized as deferred income tax assets	173	893	638
Change in assessment of realization of deferred income tax assets	(136)	—	(301)
Effects from other states apart from where United States subsidiary registered	31	7	8
Effect from Japan provisional tax offsetting income tax	(5)	—	—
Others	253	1	(22)
Income tax expense	$385	$417	$292

Note: The Company recognized preferred shares losses and listing expense. As a Cayman Islands corporation, the Company’s domestic statutory income tax rate is 0.0%. Hence, there was no tax impact to the Company. The difference between the Company’s domestic statutory income tax rate and its income tax expense is due to the effect of the tax rates in the other jurisdictions in which the Company operates. The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.

The following table illustrates the statutory tax rates for significant jurisdictions that the Company operates:

	Years ended December 31,
Jurisdictions	2020	2021	2022
United States (Federal/State)	21%/8.84%	21%/8.84%	21%/8.84%
Japan	37.47%	34.45%	35.73%
Taiwan	20%	20%	20%

C.	Amounts of deferred income tax assets or liabilities as a result of temporary differences and tax losses are as follows:

	2021
		Recognized in	Net exchange
	January 1	profit or loss	differences	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$110	$63	$(15)	$158
Unrealized exchange losses	14	(15)	(1)	(2)
Others	10	(1)	—	9
– Taxable losses	165	(155)	(10)	—
	$299	$(108)	$(26)	$165

	2022
		Recognized in	Net exchange
	January 1	profit or loss	differences	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$158	$91	$(21)	$228
Unrealized exchange losses	(2)	2	—	—
Others	9	8	(1)	16
	$165	$101	$(22)	$244

D.	Expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets are as follows:

	December 31, 2021
	Amount filed/		Unrecognized deferred
Year incurred	assessed	Unused amount	income tax assets	Expiry year
2015	$7,164	$4,931	$4,931	2025
2016	7,794	5,328	5,328	2022~2036
2017	5,572	5,522	5,522	2022~2037
2018	7,678	7,522	7,522	2027~no expiration
2019	918	918	918	2024~2029
2020	1,024	1,024	1,024	2030
2021	3,586	3,586	3,586	no expiration
	$33,736	$28,831	$28,831

	December 31, 2022
	Amount filed/		Unrecognized deferred
Year incurred	assessed	Unused amount	income tax assets	Expiry year
2015	$5,416	$3,208	$3,208	2025
2016	6,153	5,328	5,328	2026~2036
2017	5,099	5,099	5,099	2027~2037
2018	7,522	7,522	7,522	2028~no expiration
2019	918	918	918	2024~2029
2020	903	903	903	2030
2021	3,594	3,594	3,594	no expiration
2022	3,278	3,278	3,278	2027~no expiration
	$32,883	$29,850	$29,850

E.	The amounts of deductible temporary difference that are not recognized as deferred income tax assets are as follows:

	December 31,	December 31,
	2021	2022
Deductible temporary differences	$2,400	$614

6(24) Loss per share

	Year ended December 31, 2020
		Weighted average
		number of ordinary	Loss
		shares outstanding	per share
	Amount after tax	(share in thousands)	(in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(5,593)	55,433	$(0.10)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(5,593)	55,433	$(0.10)

	Year ended December 31, 2021
		Weighted average
		number of ordinary	Loss
		shares outstanding	per share
	Amount after tax	(share in thousands)	(in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(156,852)	52,965	$(2.96)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(156,852)	52,965	$(2.96)

	Year ended December 31, 2022
		Weighted average
		number of ordinary	Loss
		shares outstanding	per share
	Amount after tax	(share in thousands)	(in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(161,744)	68,337	$(2.37)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(161,744)	68,337	$(2.37)

Note: For the year ended December 31, 2022, there was 35,800 thousand potential shares outstanding to be issued, which were not included in the calculation of diluted earnings per share as their inclusion would have been anti-dilutive.

6(25) Changes in liabilities from financing activities

	2020
	Financial liabilities
	at fair value through	Lease liabilities (including	Liabilities from financing
	profit or loss	current portion)	activities-gross
January 1	$56,405	$426	$56,831
Changes in cash flow from financing activities	50,000	(305)	49,695
Net exchange differences	—	18	18
Change in fair value through profit and loss	2,022	—	2,022
Changes in other non-cash items – additions	—	201	201
December 31	$108,427	$340	$108,767

	2021
	Financial liabilities
	at fair value through	Lease liabilities (including	Liabilities from financing
	profit or loss	current portion)	activities-gross
January 1	$108,427	$340	$108,767
Changes in cash flow from financing activities	—	(393)	(393)
Net exchange differences	—	13	13
Change in fair value through profit and loss	150,745	—	150,745
Change in fair value through other comprehensive income	58	—	58
Changes in other non-cash items – additions	—	678	678
December 31	$259,230	$638	$259,868

	2022
	Financial liabilities
	at fair value through	Lease liabilities (including	Liabilities from financing
	profit or loss	current portion)	activities-gross
January 1	$259,230	$638	$259,868
Changes in cash flow from financing activities	—	(457)	(457)
Net exchange differences	—	(56)	(56)
Warrants assumed in connection with the Recapitalization	8,431	—	8,431
Exchange of preferred shares	(358,238)	—	(358,238)
Change in fair value through profit and loss	93,777	—	93,777
Change in fair value through other comprehensive income	7	—	7
Changes in other non-cash items – additions	—	213	213
December 31	$3,207	$338	$3,545

6(26) Recapitalization

The Recapitalization has been accounted for with Provident being identified as the “acquired” entity for financial reporting purposes. Accordingly, the Recapitalization has been accounted for as the equivalent of Perfect issuing shares for the net assets of Provident, accompanied by a recapitalization by third party investors. The net assets of Provident were recognized at their net carrying amounts with no goodwill or other intangible assets.

Perfect has been determined to be the accounting acquirer based on the evaluation of the following facts and circumstances:

●	the former owners of Perfect hold the largest portion of voting rights in the combined company;
●	Perfect has the right to appoint a majority of the directors in the combined company;
●	Perfect’s existing senior management team comprise a majority of management of the combined company;
●	the operations of Perfect represent the ongoing operations of the combined company; and
●	Perfect is the larger one of the combining entities based on the fair value, assets, revenues and profit/loss.

The acquisition of the net assets of Provident on the Closing Date does not meet the definition of a business combination under IFRS 3—Business Combinations and has therefore been accounted for within the scope of IFRS 2—Share-based Payments, with the former Provident shareholders receiving Perfect Class A Ordinary Shares based on Business Combination Agreement or requested redemption. The excess of fair value of Perfect Ordinary Shares issued over the fair value of Provident’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and was expensed as incurred, the summary of which is as follows:

	Listing expense
Net assets of Provident at Closing, excluding the impact of PIPE and FPA investors		$63
Cash and cash equivalents	7,893
Accrued expenses	(500)
Warrant liabilities (Note i)	(7,330)
Total value of Perfect shares issued to Provident shareholders, excluding PIPE and FPA Investor (Note ii)		(56,478)
Adjustment to listing expense as result of Sponsor Earnout		(8,849)
		$(65,264)

Note i : The difference between $7,330 and the warrant liability of $8,431 in Note 6(8) is the value of the FPA warrants.

Note ii : The fair value was based on 6,764 thousand shares issued and the opening market price of Provident of $8.35 (in dollars) per share as of October 28, 2022.

The Recapitalization also involved:

●	Provident and certain investors (the “FPA Investors”) entered into certain FPA, pursuant to which the FPA Investors agreed to subscribe for and purchase, and Provident agreed to issue and sell to such FPA Investors, collectively, 5,500 thousand Provident Class A Ordinary Shares and 2,750 thousand warrants to purchase Provident Class A Ordinary Shares in consideration for an aggregate purchase price of $55,000 (the “FPA Investment”).
●	Certain investors (the “PIPE Investors”), entered into Subscription Agreements, pursuant to which, the PIPE Investors purchased, concurrently with the closing of the Transaction, in the aggregate, 5,000 thousand Provident Class A Shares for $10.00 (in dollars) per share, for an aggregate purchase price of $50,000 (the “PIPE Investment”).
●	Shares to be issued for Perfect shareholders pursuant to Business Combination Agreements and Shares to be issued for Provident pursuant to Sponsor Letter Agreement. Please refer to Note 6(12) Share-based payment.
●	Professional service expenditures of $1,594 and $5,888 incurred to facilitate listing on the NYSE for the years ended December 31, 2021 and 2022 which, in addition to the $65,264 listing expense described in the table above, has resulted in a total of $1,594 and $71,152 being recognized in profit or loss for the years ended December 31, 2021 and 2022.